Goodwill And Other Intangible Assets (Changes In The Carrying Value Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 562,721	$ 543,324	$ 670,037	$ 599,337
Acquisitions and purchase price adjustments	41,298	26,679
Effect of foreign currency translation	4,197	(7,282)
Goodwill, Ending Balance	608,216	562,721	670,037	599,337
Retail Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	352,439	333,042	459,669	388,965
Acquisitions and purchase price adjustments	41,209	26,679
Effect of foreign currency translation	4,197	(7,282)
Goodwill, Ending Balance	397,845	352,439	459,669	388,965
E Commerce [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	210,282	210,282	210,368	210,372
Acquisitions and purchase price adjustments	89	0
Effect of foreign currency translation	0	0
Goodwill, Ending Balance	$ 210,371	$ 210,282	$ 210,368	$ 210,372